Litigation	12 Months Ended
Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Litigation
Litigation
The Company is involved in various legal proceedings, including those discussed below. We record an accrual for legal contingencies when it is both probable that a liability has been incurred and the amount or range of the loss can be reasonably estimated (although, as discussed below, there may be an exposure to loss in excess of the accrued liability). We evaluate our accruals for legal contingencies at least quarterly and, as appropriate, establish new accruals or adjust existing accruals to reflect (1) the facts and circumstances known to us at the time, including information regarding negotiations, settlements, rulings and other relevant events and developments, (2) the advice and analyses of counsel and (3) the assumptions and judgment of management. Legal costs associated with our legal proceedings are expensed as incurred. We had accrued liabilities of $16.4 million and $47.3 million for all of our legal matters that were contingencies as of December 31, 2015 and 2014, respectively. The decrease is primarily related to the €25.0 million payment to SNAI in February 2015, as discussed below.
Substantially all of our legal contingencies are subject to significant uncertainties and, therefore, determining the likelihood of a loss and/or the measurement of any loss involves a series of complex judgments about future events. Consequently, the ultimate outcomes of our legal contingencies could result in losses in excess of amounts we have accrued. We may be unable to estimate a range of possible losses for some matters pending against the Company or its subsidiaries, even when the amount of damages claimed against the Company or its subsidiaries is stated because, among other things: (1) the claimed amount may be exaggerated or unsupported; (2) the claim may be based on a novel legal theory or involve a large number of parties; (3) there may be uncertainty as to the likelihood of a class being certified or the ultimate size of the class; (4) there may be uncertainty as to the outcome of pending appeals or motions; (5) the matter may not have progressed sufficiently through discovery or there may be significant factual or legal issues to be resolved or developed; and/or (6) there may be uncertainty as to the enforceability of legal judgments and outcomes in certain jurisdictions. Other matters have progressed sufficiently that we are able to estimate a range of possible loss. For those legal contingencies disclosed below as to which a loss is reasonably possible, whether in excess of a related accrued liability or where there is no accrued liability, and for which we are able to estimate a range of possible loss, the current estimated range is up to approximately $13.2 million in excess of the accrued liabilities (if any) related to those legal contingencies. This aggregate range represents management’s estimate of additional possible loss in excess of the accrued liabilities (if any) with respect to these matters based on currently available information, including any damages claimed by the plaintiffs, and is subject to significant judgment and a variety of assumptions and inherent uncertainties. For example, at the time of making an estimate, management may have only preliminary, incomplete, or inaccurate information about the facts underlying a claim; its assumptions about the future rulings of the court or other tribunal on significant issues, or the behavior and incentives of adverse parties, regulators, indemnitors or co‑defendants, may prove to be wrong; and the outcomes it is attempting to predict are often not amenable to the use of statistical or other quantitative analytical tools. In addition, from time to time an outcome may occur that management had not accounted for in its estimate because it had considered that outcome to be remote. Furthermore, as noted above, the aggregate range does not include any matters for which the Company is not able to estimate a range of possible loss. Accordingly, the estimated aggregate range of possible loss does not represent our maximum loss exposure. Any such losses could have a material adverse impact on our results of operations, cash flows or financial condition. The legal proceedings underlying the estimated range will change from time to time, and actual results may vary significantly from the current estimate.

Colombia Litigation
Our subsidiary, SGI, owned a minority interest in Wintech de Colombia S.A., or Wintech (now liquidated), which formerly operated the Colombian national lottery under a contract with Empresa Colombiana de Recursos para la Salud, S.A. (together with its successors, "Ecosalud"), an agency of the Colombian government. The contract provided for a penalty against Wintech, SGI and the other shareholders of Wintech of up to $5.0 million if certain levels of lottery sales were not achieved. In addition, SGI delivered to Ecosalud a $4.0 million surety bond as a further guarantee of performance under the contract. Wintech started the instant lottery in Colombia but, due to difficulties beyond its control, including, among other factors, social and political unrest in Colombia, frequently interrupted telephone service and power outages, and competition from another lottery being operated in a province of Colombia that we believe was in violation of Wintech’s exclusive license from Ecosalud, the projected sales level was not met for the year ended June 30, 1993.
In 1993, Ecosalud issued a resolution declaring that the contract was in default. In 1994, Ecosalud issued a liquidation resolution asserting claims for compensation and damages against Wintech, SGI and other shareholders of Wintech for, among other things, realization of the full amount of the penalty, plus interest, and the amount of the bond. SGI filed separate actions opposing each resolution with the Tribunal Contencioso of Cundinamarca in Colombia (the "Tribunal"), which upheld both resolutions. SGI appealed each decision to the Council of State. In May 2012, the Council of State upheld the contract default resolution, which decision was notified to us in August 2012. In October 2013, the Council of State upheld the liquidation resolution, which decision was notified to us in December 2013.
In July 1996, Ecosalud filed a lawsuit against SGI in the U.S. District Court for the Northern District of Georgia asserting many of the same claims asserted in the Colombia proceedings, including breach of contract, and seeking damages. In March 1997, the District Court dismissed Ecosalud’s claims. Ecosalud appealed the decision to the U.S. Court of Appeals for the Eleventh Circuit. The Court of Appeals affirmed the District Court’s decision in 1998.
In June 1999, Ecosalud filed a collection proceeding against SGI to enforce the liquidation resolution and recover the claimed damages. In May 2013, the Tribunal denied SGI’s merit defenses to the collection proceeding and issued an order of payment of approximately 90 billion Colombian pesos, or approximately $28.5 million, plus default interest (potentially accrued since 1994 at a 12% statutory interest rate). SGI has filed an appeal to the Council of State, which appeal has stayed the payment order.
SGI believes it has various defenses, including on the merits, against Ecosalud’s claims. Although we believe these claims will not result in a material adverse effect on our consolidated results of operations, cash flows or financial position, it is not feasible to predict the final outcome, and there can be no assurance that these claims will not ultimately be resolved adversely to us or result in material liability.
SNAI Litigation
On April 16, 2012, certain VLTs operated by SNAI S.p.a. ("SNAI") in Italy and supplied by Barcrest erroneously printed what appeared to be winning jackpot and other tickets with a face amount in excess of €400.0 million. SNAI has stated, and system data confirms, that no jackpots were actually won on that day. The terminals were deactivated by the Italian regulatory authority. Following the incident, we understand that the Italian regulatory authority revoked the certification of the version of the gaming system that Barcrest provided to SNAI and fined SNAI €1.5 million, but determined to not revoke SNAI’s concession to operate VLTs in Italy.
In October 2012, SNAI filed a lawsuit in the Court of First Instance of Rome in Italy against Barcrest and Global Draw, our subsidiary which acquired Barcrest from IGT‑UK Group Limited, a subsidiary of IGT claiming liability based on breach of contract and tort. The lawsuit sought to terminate SNAI’s agreement with Barcrest and damages arising from the deactivation of the terminals, including among other things, lost profits, expenses and costs, potential awards to players who have sought to enforce what appeared to be winning jackpot and other tickets, compensation for lost profits sought by managers of the gaming locations where SNAI VLTs supplied by Barcrest were installed, damages to commercial reputation and any future damages arising from SNAI’s potential loss of its concession or inability to obtain a new concession.
In September 2013, Global Draw brought an action against IGT‑UK Group Limited and IGT in the High Court of Justice (Commercial Court) in London, England seeking indemnification for liability arising out of the April 2012 incident under the agreement pursuant to which Barcrest was acquired from IGT‑UK Group and addressing other ancillary matters. The action against IGT was resolved in May 2015, pursuant to a settlement agreement in which neither party admitted liability. The settlement did not have a material impact on our results of operations.
In February 2015, we entered into a settlement agreement with SNAI that provides, among other things, for us to make a €25.0 million upfront payment to SNAI and to indemnify SNAI against certain potential future losses, which payment was made in February 2015. In connection with the settlement, the parties’ pending claims in the Court of First Instance of Rome were dismissed on February 19, 2015.
In May 2015, certain underwriters at Lloyd’s of London filed a complaint against the Company, Barcrest and Global Draw in the Supreme Court of the State of New York seeking a declaratory judgment that such underwriters do not owe insurance coverage for the matters that are the subject of the settlement agreement with SNAI. In May 2015, the Company filed its counterclaims and also filed a third-party complaint against three excess insurers. In June 2015, the plaintiffs filed a motion to dismiss the counterclaims. The excess insurers filed a similar motion to dismiss in July 2015. In January 2016, a hearing on both motions to dismiss was held and the parties are awaiting the court’s ruling. We are continuing to pursue recovery from our insurance carriers in connection with this matter; however, there can be no assurance that any amounts will ultimately be recovered.
Bally Acquisition Litigation
Complaints challenging the Bally acquisition were filed in August 2014 in the District Court of Clark County, Nevada. The actions were putative class actions filed on behalf of the public stockholders of Bally and name as defendants Bally, its directors, Scientific Games Corporation and certain of its affiliates. The complaints generally alleged that the Bally directors breached their fiduciary duties in connection with their consideration and approval of the acquisition and that we aided and abetted those alleged breaches. The plaintiffs sought equitable relief, including to enjoin the acquisition, to rescind the acquisition if not enjoined, damages, attorneys’ fees and other costs.

All of the actions were consolidated under the caption In re Bally Technologies, Inc. Shareholders Litigation (C.A. No. A‑14‑ 705012‑B) (the "Nevada Action").

On October 17, 2014, following arm’s‑length negotiations, the parties to the Nevada Action entered into a Memorandum of Understanding ("MOU") under which they agreed in principle to settle all of the claims asserted in the Nevada Action on a class‑wide basis, subject to certain conditions, including confirmatory discovery by the plaintiffs in the Nevada Action and preliminary and final approval of the Nevada court, which would consider the fairness, reasonableness and adequacy of the settlement. Bally, Scientific Games and the other named defendants did not admit any liability or wrongdoing in connection with the settlement. Among other things, the MOU provided that Bally would make certain supplemental disclosures about the transaction in a definitive proxy statement, which it did on October 20, 2014.

    In April 2015, all parties to the Nevada Action entered into a definitive stipulation and agreement of compromise, settlement and release, providing for all claims that were or could be asserted in the Nevada Action to be dismissed with prejudice on a class-wide basis in accordance with the terms of the MOU, subject to court approval. The Nevada court approved the motion for preliminary approval in June 2015. In October 2015, the Nevada court dismissed the matter with prejudice, approved the settlement, and awarded $0.5 million to be paid by the Company for plaintiff's' attorneys fees.
Oregon State Lottery matter
On December 31, 2014, a representative of a purported class of persons alleged to have been financially harmed by relying on the "auto hold" feature of various manufacturers' video lottery terminals played in Oregon, filed suit in the Circuit Court of Multnomah County, Oregon, against the Oregon State Lottery and various manufacturers, including WMS Gaming Inc.  The suit alleges that the auto hold feature of video poker games is perceived by players as providing the best possible playing strategy that will maximize the odds of the player winning, when such auto hold feature does not maximize the players' odds of winning.  The plaintiffs are seeking in excess of $134.0 million in monetary damages.
In April 2015, the court granted the Oregon State Lottery’s motion to dismiss, stating the plaintiffs had not satisfied the Oregon Tort Claims Act. As a result of the dismissal, the court indicated that all claims against WMS Gaming Inc. were moot. In June 2015, plaintiffs filed an appeal. We intend to vigorously defend against the claims asserted in the lawsuit.
Shuffle Tech Matter
In April 2015, Shuffle Tech International, LLC, Aces Up Gaming, Inc. and Poydras-Talrick Holdings LLC brought a civil action in the United States District Court for the Northern District of Illinois against the Company, Bally Technologies, Inc. and Bally Gaming, Inc., alleging monopolization of the market for card shufflers in violation of federal antitrust laws, fraudulent procurement of patents on card shufflers, unfair competition and deceptive trade practices. Specifically, the plaintiffs claim that the defendants utilized certain shuffler patents in a predatory manner to create and maintain a monopoly in the relevant shuffler market. The plaintiffs seek no less than $100.0 million in compensatory damages; treble damages; and injunctive and declaratory relief. In June 2015, the defendants filed a motion to dismiss. In October 2015, the court dismissed all of the plaintiffs’ claims against Bally Technologies, Inc. and Bally Gaming, Inc. with prejudice, except for the claims of violation of antitrust laws related to the fraudulent procurement of patents on card shufflers. We intend to vigorously defend against the claims asserted in the lawsuit.